Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Movements of Deferred Government Grants

Movements of deferred government grants were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Balance at beginning of the year	37,620	30,993	22,435	3,263
Additions	—	2,877	500	73
Decrease due to disposal of subsidiaries	—	(3,573)	—	—
Recognized as a reduction of depreciation expense	(6,627)	(7,862)	(7,143)	(1,039)

Balance at end of the year	30,993	22,435	15,792	2,297